Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Loss [Abstract]
Components of Accumulated Other Comprehensive Loss

Components of accumulated other comprehensive loss, net of tax as of December 31 of each of the last three years consist of the following:

(Dollars in thousands)	As of December 31,
	2018	2017	2016
Unrealized losses on available for sale securities	$(2,647)	$(1,683)	$(866)
Unrecognized expense for defined benefit pension	(1,652)	(2,351)	(2,343)
Accumulated other comprehensive loss	$(4,299)	$(4,034)	$(3,209)